Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	67,045,814	67,045,814	67,045,814
Common stock, shares outstanding	67,045,814	67,045,814	67,045,814
Series A Convertible Preferred Stock [Member]
Preferred stock, shares issued	350,000	350,000	350,000
Preferred stock, shares outstanding	350,000	350,000	350,000
Preferred stock, stated value	$ 10.00	$ 10.00	$ 10.00
Preferred stock, per share redemption price		$ 50.00	$ 50.00
Preferred stock, aggregate cash redemption value	$ 8,750,000	$ 17,500,000	$ 17,500,000
Preferred stock, issuable upon conversion	4,375,000	4,375,000	4,375,000